UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21973

Eaton Vance Tax-Managed Global Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Diversified Equity Income Fund	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 2.8%
BAE Systems PLC	3,561,479	$31,583,111
Boeing Co. (The)	152,897	9,343,536
General Dynamics Corp.	310,576	27,684,745
Lockheed Martin Corp.	233,038	24,312,854
Raytheon Co.	271,576	15,460,822
United Technologies Corp.	458,365	29,326,193
		$137,711,261
Auto Components — 0.5%
Johnson Controls, Inc.	796,240	$24,014,598
		$24,014,598
Automobiles — 1.3%
DaimlerChrysler AG	1,106,929	$63,964,833
		$63,964,833
Beverages — 1.0%
Coca-Cola Co. (The)	390,128	$20,091,592
PepsiCo, Inc.	486,621	32,389,494
		$52,481,086
Biotechnology — 2.2%
Amgen, Inc. (1)	283,790	$17,773,768
Genentech, Inc. (1)	295,816	28,176,474
Genzyme Corp. (1)	426,015	32,654,050
Gilead Sciences, Inc. (1)	610,020	32,928,880
		$111,533,172
Capital Markets — 6.1%
Bank of New York Mellon Corp. (The)	377,481	$13,400,575
Credit Suisse Group	2,040,303	101,834,544
Goldman Sachs Group, Inc.	129,138	23,766,557
Invesco, Ltd.	507,407	11,817,509
Julius Baer Holding AG	1,454,058	92,135,141
State Street Corp.	213,001	15,259,392
T. Rowe Price Group, Inc.	177,988	10,652,582
UBS AG (1)	1,786,014	34,261,338
		$303,127,638
Chemicals — 2.3%
BASF AG	691,270	$43,767,036
Bayer AG	392,750	33,808,988
E.I. Du Pont de Nemours & Co.	467,261	20,470,704
Monsanto Co.	130,048	15,490,017
		$113,536,745
Commercial & Professional Services — 0.4%
Waste Management, Inc.	561,889	$19,969,535
		$19,969,535
Commercial Banks — 5.1%
Banco Itau Holding Financiera SA ADR	847,766	$18,057,421
Banco Santander Central Hispano SA	5,079,762	98,912,719
HSBC Holdings PLC	6,669,616	110,231,527
Toronto-Dominion Bank	306,887	18,646,454
U.S. Bancorp	300,826	9,208,284
		$255,056,405
Communications Equipment — 2.2%
Cisco Systems, Inc. (1)	1,412,944	$31,070,639
Nokia Oyj ADR	993,156	27,133,022
QUALCOMM, Inc.	559,256	30,949,227
Research In Motion, Ltd. (1)	175,933	21,608,091
		$110,760,979

Computer Peripherals — 2.1%
Apple, Inc. (1)	179,113	$28,470,011
Hewlett-Packard Co.	658,351	29,494,125
International Business Machines Corp.	360,368	46,119,897
		$104,084,033
Diversified Financial Services — 1.4%
Bank of America Corp.	305,063	$10,036,573
Citigroup, Inc.	1,010,181	18,880,283
JPMorgan Chase & Co.	982,222	39,907,680
		$68,824,536
Diversified Telecommunication Services — 4.3%
AT&T, Inc.	974,914	$30,037,100
France Telecom SA	1,008,438	31,894,085
Koninklijke KPN NV	3,546,961	61,762,662
Telefonica O2 Czech Republic AS	2,144,629	72,431,288
Verizon Communications, Inc.	530,357	18,053,352
		$214,178,487
Electric Utilities — 3.1%
E.ON AG	395,239	$75,340,222
Edison International	429,391	20,756,761
FirstEnergy Corp.	239,662	17,627,140
Iberdrola SA	2,957,579	40,186,422
		$153,910,545
Electrical Equipment — 1.7%
ABB, Ltd. (1)	2,276,507	$59,648,028
Emerson Electric Co.	522,854	25,462,990
		$85,111,018
Energy Equipment & Services — 2.9%
Diamond Offshore Drilling, Inc.	181,247	$21,622,767
Schlumberger, Ltd.	952,713	96,795,641
Transocean, Inc. (1)	183,318	24,936,748
		$143,355,156
Food & Staples Retailing — 1.2%
CVS Caremark Corp.	613,294	$22,385,231
Wal-Mart Stores, Inc.	680,186	39,872,503
		$62,257,734
Food Products — 4.3%
Cadbury PLC ADR	220,372	$10,439,022
Groupe Danone	131,733	9,773,172
Nestle SA	2,845,529	124,747,570
Unilever NV	2,517,853	69,456,810
		$214,416,574
Health Care Equipment & Supplies — 1.6%
Baxter International, Inc.	138,550	$9,505,915
Becton, Dickinson and Co.	92,332	7,839,910
Boston Scientific Corp. (1)	1,316,677	15,655,289
Covidien, Ltd.	499,305	24,585,778
Medtronic, Inc.	262,655	13,876,064
Zimmer Holdings, Inc. (1)	129,409	8,917,574
		$80,380,530
Health Care Providers & Services — 0.3%
Aetna, Inc.	312,770	$12,826,698
		$12,826,698
Hotels, Restaurants & Leisure — 0.7%
Marriott International, Inc., Class A	634,039	$16,427,950
McDonald’s Corp.	327,767	19,597,189
		$36,025,139
Household Products — 1.3%
Colgate-Palmolive Co.	317,191	$23,557,776
Kimberly-Clark Corp.	213,817	12,365,037
Procter & Gamble Co.	405,371	26,543,693
		$62,466,506

Industrial Conglomerates — 3.3%
General Electric Co.	1,981,494	$56,056,465
Siemens AG	874,693	106,909,042
		$162,965,507
Insurance — 8.1%
Allianz SE	552,591	$93,725,304
Berkshire Hathaway, Inc., Class A (1)	919	105,179,550
Chubb Corp.	457,766	21,991,079
Lincoln National Corp.	480,762	22,932,347
MetLife, Inc.	465,512	23,634,044
Travelers Companies, Inc. (The)	618,815	27,302,118
Zurich Financial Services AG	423,377	111,215,206
		$405,979,648
Internet Software & Services — 0.7%
Google, Inc., Class A (1)	77,039	$36,497,226
		$36,497,226
IT Services — 0.9%
Accenture, Ltd., Class A	250,585	$10,464,430
MasterCard, Inc., Class A	90,505	22,096,796
Visa, Inc., Class A (1)	169,642	12,394,044
		$44,955,270
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc. (1)	234,437	$14,188,127
		$14,188,127
Machinery — 0.6%
Danaher Corp.	277,525	$22,104,866
Illinois Tool Works, Inc.	197,945	9,273,723
		$31,378,589
Media — 2.5%
Comcast Corp., Class A	1,653,580	$34,096,820
Omnicom Group, Inc.	241,827	10,323,595
Time Warner, Inc.	1,470,047	21,051,073
Vivendi SA	1,370,009	57,295,521
		$122,767,009
Metals & Mining — 4.5%
Anglo American PLC	1,110,234	$63,428,260
Arcelor Mittal	338,787	29,973,835
Cleveland-Cliffs, Inc.	160,972	17,450,974
Companhia Vale do Rio Doce ADR	594,571	17,854,967
Rio Tinto PLC	939,161	98,217,185
		$226,925,221
Multiline Retail — 0.3%
JC Penney Co., Inc.	438,492	$13,518,708
		$13,518,708
Multi-Utilities — 2.8%
Public Service Enterprise Group, Inc.	530,206	$22,162,611
RWE AG	316,181	37,843,985
Suez SA	1,362,390	81,527,056
		$141,533,652
Oil, Gas & Consumable Fuels — 11.6%
Anadarko Petroleum Corp.	598,109	$34,636,492
BP PLC	7,848,055	80,497,198
ConocoPhillips	259,332	21,166,678
ENI SpA	3,246,356	109,575,335
Exxon Mobil Corp.	629,779	50,653,125
Hess Corp.	400,987	40,660,082
Occidental Petroleum Corp.	364,735	28,752,060
Royal Dutch Shell PLC	2,341,793	82,183,725
Total SA	1,439,332	110,236,515
Williams Cos., Inc.	343,331	11,003,759
XTO Energy, Inc.	250,314	11,822,330
		$581,187,299

Pharmaceuticals — 6.7%
Abbott Laboratories	603,758	$34,015,726
Johnson & Johnson	513,786	35,178,927
Merck & Co., Inc.	713,162	23,463,030
Novartis AG	1,163,748	69,047,128
Roche Holding AG	574,286	106,045,382
Sanofi-Aventis SA	835,574	58,667,080
Wyeth	250,083	10,133,363
		$336,550,636
Real Estate Investment Trusts (REITs) — 0.4%
Boston Properties, Inc.	92,855	$8,931,722
Simon Property Group, Inc.	137,124	12,701,796
		$21,633,518
Semiconductors & Semiconductor Equipment — 0.6%
ASML Holding NV	1,304,208	$29,722,900
		$29,722,900
Software — 1.3%
Microsoft Corp.	1,725,066	$44,368,697
Oracle Corp. (1)	1,059,103	22,802,488
		$67,171,185
Specialty Retail — 1.2%
Best Buy Co., Inc.	643,487	$25,559,304
Home Depot, Inc.	672,395	16,023,173
Staples, Inc.	787,315	17,714,587
		$59,297,064
Tobacco — 3.0%
British American Tobacco PLC	2,767,828	$99,820,923
Philip Morris International, Inc.	962,280	49,701,762
		$149,522,685
Wireless Telecommunication Services — 1.8%
Rogers Communications, Inc., Class B	252,457	$8,555,768
Vodafone Group PLC	29,985,039	80,273,874
		$88,829,642
Total Common Stocks (identified cost $5,027,434,146)		$4,964,617,094

Rights — 0.2%

Security	Shares	Value
Commercial Services & Supplies — 0.2%
Suez Environnement SA, Expires 6/22/10 (1)	1,362,390	$9,799,334
Total Rights (identified cost $9,633,832)		$9,799,334

Short-Term Investments — 2.5%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.23% (2)	$123,230	$123,230,415
Total Short-Term Investments (identified cost $123,230,415)		$123,230,415
Total Investments — 102.1% (identified cost $5,160,298,393)		$5,097,646,843

Covered Call Options Written — (1.8)%

	Number	Strike		Expiration
Description	of Contracts	Price		Date	Value
Dow Jones Euro Stoxx 50 Index	68,252	EUR	3,200	8/15/08	$(19,178,882)
FTSE 100 Index	18,836	GBP	5,200	8/15/08	(8,544,501)
S&P 500 Index	2,471		$1,240	8/16/08	(9,636,900)
S&P 500 Index	982		$1,260	8/16/08	(2,553,200)
S&P 500 Index	4,100		$1,265	8/16/08	(9,471,000)
S&P 500 Index	2,178		$1,270	8/16/08	(4,138,200)
SMI Index	10,220	CHF	6,650	8/15/08	(4,995,903)
AMEX EUROTOP 100 Index	25,499		$238	8/12/08	(32,410,759)
Total Covered Call Options Written (premiums received $50,119,168)					$(90,929,345)
Other Assets, Less Liabilities — (0.3)%					$(15,547,861)
Net Assets — 100.0%					$4,991,169,637

ADR	—	American Depository Receipt
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound Sterling
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of July 31, 2008.  Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $7,734,441.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	45.2%	$2,256,389,127
Switzerland	14.0	698,934,337
United Kingdom	13.2	656,674,825
Germany	9.1	455,359,410
France	7.2	359,192,763
Netherlands	3.2	160,942,372
Spain	2.8	139,099,141
Italy	2.2	109,575,335
Czech Republic	1.5	72,431,288
Canada	1.0	48,810,313
Brazil	0.7	35,912,388
Luxembourg	0.6	29,973,835
Finland	0.5	27,133,022
Cayman Islands	0.5	24,936,748
Bermuda	0.4	22,281,939
	102.1%	$5,097,646,843

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,148,462,628
Gross unrealized appreciation	$264,758,436
Gross unrealized depreciation	(315,574,221)
Net unrealized depreciation	$(50,815,785)

Written call option activity for the fiscal year to date ended July 31, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	124,825	$50,409,979
Options written	1,191,487	507,144,216
Options terminated in closing purchase transactions	(943,689)	(416,125,790)
Options expired	(240,085)	(91,309,237)
Outstanding, end of period	132,538	$50,119,168

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.  At July 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 25, 2008